UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

MID CAP CORE FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason ClearBridge Mid Cap Core Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 14.8%
Hotels, Restaurants & Leisure - 2.1%
300,000	Bally Technologies Inc. *	$11,901,000
200,000	Ctrip.com International Ltd., ADR *	6,258,000

	Total Hotels, Restaurants & Leisure	18,159,000

Household Durables - 3.2%
510,000	Jarden Corp.	15,544,800
275,000	Mohawk Industries Inc. *	11,387,750

	Total Household Durables	26,932,550

Leisure Equipment & Products - 1.6%
4,400,000	Li Ning Co., Ltd. (a)	13,360,569

Multiline Retail - 2.0%
550,000	Family Dollar Stores Inc.	16,984,000

Specialty Retail - 5.9%
960,000	AnnTaylor Stores Corp. *	12,057,600
359,000	Children’s Place Retail Stores Inc. *	11,416,200
275,000	Ross Stores Inc.	12,630,750
268,000	Tractor Supply Co. *	13,525,960

	Total Specialty Retail	49,630,510

	TOTAL CONSUMER DISCRETIONARY	125,066,629

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 3.0%
525,000	Casey’s General Stores Inc.	16,107,000
670,000	Pantry Inc. *	9,024,900

	TOTAL CONSUMER STAPLES	25,131,900

ENERGY - 5.2%
Energy Equipment & Services - 3.9%
405,000	Bristow Group Inc. *	14,458,500
900,000	ION Geophysical Corp. *	4,275,000
260,000	Oceaneering International Inc. *	14,222,000

	Total Energy Equipment & Services	32,955,500

Oil, Gas & Consumable Fuels - 1.3%
515,000	Petrohawk Energy Corp. *	11,499,950

	TOTAL ENERGY	44,455,450

FINANCIALS - 17.3%
Capital Markets - 4.4%
825,000	Invesco Ltd.	15,922,500
625,000	Och-Ziff Capital Management Group	8,456,250
750,000	TD Ameritrade Holding Corp. *	13,320,000

	Total Capital Markets	37,698,750

Commercial Banks - 1.7%
415,000	Signature Bank *	14,350,700

Insurance - 5.7%
174,190	Allied World Assurance Holdings Ltd.	7,796,744
207,330	Arch Capital Group Ltd. *	14,832,388
230,000	PartnerRe Ltd.	17,155,700
487,160	XL Capital Ltd., Class A Shares	8,247,026

	Total Insurance	48,031,858

Real Estate Investment Trusts (REITs) - 4.3%
185,000	Alexandria Real Estate Equities Inc.	11,050,050
700,000	Annaly Capital Management Inc.	12,166,000
1,900,000	Chimera Investment Corp.	7,448,000

See Notes to Schedule of Investments.

Legg Mason ClearBridge Mid Cap Core Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Real Estate Investment Trusts (REITs) - 4.3% (continued)
125,000	Health Care REIT Inc.	$5,375,000

	Total Real Estate Investment Trusts (REITs)	36,039,050

Thrifts & Mortgage Finance - 1.2%
630,000	People’s United Financial Inc.	10,187,100

	TOTAL FINANCIALS	146,307,458

HEALTH CARE - 14.0%
Biotechnology - 4.5%
440,000	Onyx Pharmaceuticals Inc. *	12,654,400
150,000	OSI Pharmaceuticals Inc. *	5,133,000
475,000	Regeneron Pharmaceuticals Inc. *	12,663,500
200,000	Vertex Pharmaceuticals Inc. *	7,680,000

	Total Biotechnology	38,130,900

Health Care Providers & Services - 5.8%
720,000	AmerisourceBergen Corp.	19,627,200
300,000	Magellan Health Services Inc. *	11,844,000
305,000	Mednax Inc. *	17,342,300

	Total Health Care Providers & Services	48,813,500

Pharmaceuticals - 3.7%
800,000	Elan Corp. PLC, ADR *	5,960,000
325,000	Shire Ltd., ADR	19,370,000
336,000	XenoPort Inc. *	6,209,280

	Total Pharmaceuticals	31,539,280

	TOTAL HEALTH CARE	118,483,680

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.8%
180,000	L-3 Communications Holdings Inc.	15,001,200

Commercial Services & Supplies - 1.2%
540,000	Corrections Corporation of America *	10,103,400

Construction & Engineering - 3.5%
745,000	Quanta Services Inc. *	13,573,900
510,000	Shaw Group Inc. *	16,467,900

	Total Construction & Engineering	30,041,800

Industrial Conglomerates - 2.0%
740,000	McDermott International Inc. *	17,478,800

Machinery - 4.6%
485,000	AGCO Corp. *	14,991,350
258,000	Parker Hannifin Corp.	14,424,780
135,000	Valmont Industries Inc.	9,377,100

	Total Machinery	38,793,230

	TOTAL INDUSTRIALS	111,418,430

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.3%
460,000	Juniper Networks Inc. *	11,421,800

Computers & Peripherals - 0.7%
530,000	Palm Inc. *	5,506,700

Internet Software & Services - 1.7%
625,000	VeriSign Inc. *	14,318,750

IT Services - 1.7%
625,000	Fidelity National Information Services Inc.	14,725,000

Semiconductors & Semiconductor Equipment - 4.2%
350,000	Cymer Inc. *	10,979,500
450,000	Lam Research Corp. *	14,854,500

See Notes to Schedule of Investments.

Legg Mason ClearBridge Mid Cap Core Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Semiconductors & Semiconductor Equipment - 4.2% (continued)
385,000	Microchip Technology Inc.	$9,936,850

	Total Semiconductors & Semiconductor Equipment	35,770,850

Software - 7.1%
650,000	Autodesk Inc. *	15,463,500
420,000	Blackboard Inc. *	16,552,200
475,000	Check Point Software Technologies Ltd. *	15,190,500
450,000	MICROS Systems Inc. *	12,861,000

	Total Software	60,067,200

	TOTAL INFORMATION TECHNOLOGY	141,810,300

MATERIALS - 7.4%
Chemicals - 4.4%
500,000	Celanese Corp., Series A Shares	14,550,000
8,400,000	Huabao International Holdings Ltd. (a)	8,614,606
630,000	Rockwood Holdings Inc. *	13,803,300

	Total Chemicals	36,967,906

Metals & Mining - 3.0%
250,000	Agnico-Eagle Mines Ltd.	12,667,500
325,000	Allegheny Technologies Inc.	13,276,250

	Total Metals & Mining	25,943,750

	TOTAL MATERIALS	62,911,656

UTILITIES - 5.1%
Electric Utilities - 2.6%
425,000	Allegheny Energy Inc.	8,903,750
755,000	Great Plains Energy Inc.	13,484,300

	Total Electric Utilities	22,388,050

Independent Power Producers & Energy Traders - 1.4%
475,000	NRG Energy Inc. *	11,452,250

Multi-Utilities - 1.1%
180,000	Sempra Energy	9,135,000

	TOTAL UTILITIES	42,975,300

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $780,546,661)	818,560,803

Face Amount
SHORT-TERM INVESTMENT - 4.4%
Repurchase Agreement - 4.4%
$37,626,000	Interest in $200,000,000 joint tri-party repurchase agreement dated 1/29/10 with Deutsche Bank Securities Inc., 0.110% due 2/1/10; Proceeds at maturity - $37,626,345; (Fully collateralized by various U.S. government agency obligations, 0.000% to 1.625% due 2/3/10 to 7/27/11; Market value - $38,378,529) (Cost - $37,626,000)	37,626,000

	TOTAL INVESTMENTS - 101.0% (Cost - $818,172,661#)	856,186,803
	Liabilities in Excess of Other Assets - (1.0)%	(8,880,324)

	TOTAL NET ASSETS - 100.0%	$847,306,479

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$111,706,060	$13,360,569	—	$125,066,629
Materials	54,297,050	8,614,606	—	62,911,656
Other common stocks	630,582,518	—	—	630,582,518

Total long-term investments	$796,585,628	$21,975,175	—	$818,560,803

Short-term investments†	—	37,626,000	—	37,626,000

Total investments	$796,585,628	$59,601,175	—	$856,186,803

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$99,596,665
Gross unrealized depreciation	(61,582,523)

Net unrealized appreciation	$38,014,142

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 23, 2010